Share-Based Compensation - Summary Of Total Remaining Unrecognized Compensation Cost (Details) $ in Millions	12 Months Ended
Mar. 31, 2024 USD ($)
Total Unrecognized Compensation Cost
Stock Options	$ 2.3
Restricted Share Units and Restricted Stock	40.5
Total	$ 42.8
Stock options
Total Unrecognized Compensation Cost
Weighted Average Remaining Years	1 year 6 months
Restricted Stock And Restricted Stock Unit
Total Unrecognized Compensation Cost
Weighted Average Remaining Years	1 year 7 months 6 days